F4 Interest-bearing liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Summary of Interest-Bearing Liabilities

As of December 31, 2019, the Company’s outstanding interest-bearing liabilities were SEK 37.7 (33.1) billion.

Interest-bearing liabilities
	2019	2018
Borrowings, current
Current part of non-current borrowings	7,946	72
Other borrowings, current	1,493	2,183
Total borrowings, current	9,439	2,255

Borrowings, non-current
Notes and bond loans	21,898	21,875
Other borrowings, non-current	6,359	8,995
Total borrowings, non-current	28,257	30,870
Total interest-bearing liabilities	37,696	33,125

Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from ﬁnancing activities
	2019	2018
Opening balance	33,125	33,076
Adjustment due to IFRS 16 1)	10,398	—
Adjusted opening balance	43,523	33,076
Cash ﬂows 2)
Proceeds from issuance of borrowings	4,851	911
Repayment of borrowings	(4,476)	(1,748)
Lease payments	(2,990)	—
Non-cash changes
Effect of foreign exchange movement	1,748	2,813
Revaluation due to changes in credit risk	651	(207)
Other changes in fair value	343	(28)
Acquisition of new lease contracts	2,300	—
Reclassiﬁcation 3)	1,767	(1,692)
Other non-cash movements	(139)	—
Closing balance	47,578	33,125

1)   For more information see note A3, “Changes in accounting policies.”

2)   In addition to the above numbers, SEK –14 (75) million is allocated to the Financing cash flow due to hedging derivatives.

3)   Repayment of borrowings includes repayment of a loan, not classified as borrowings, to a minority shareholder in a subsidiary.

Summary of Notes, Bonds, Bilateral Loans and Committed Credit
Notes, bonds and bilateral loans
Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Book value (SEK million) 2019	Changes in fair value due to changes in credit risk 2019	Cumulative changes in fair value due to changes in credit risk 2019	Book value (SEK million) 2018
Notes and bond loans
2010–2020 1)	170		USD	Dec 23, 2020	1,601	(8)	16	1,545
2012–2022	1,000	4.125%	USD	May 15, 2022	9,695	290	309	8,776
2017–2021	500	0.875%	EUR	Mar 1, 2021	5,267	28	41	5,141
2017–2024	500	1.875%	EUR	Mar 1, 2024	5,512	251	208	5,087
2017–2025 1)	150		USD	Dec 22, 2025	1,424	41	28	1,326
Total notes and bond loans					23,499	602	602	21,875

Bilateral loans
2019–2025 2)	150		USD	Dec 18, 2025	1,371	(26)	(26)	860
2013–2020 3)	684		USD	Nov 6, 2020	6,345	55	(32)	6,030
2017–2023 2)	220		USD	Jun 15, 2023	2,078	36	33	1,959
2019–2024 3)	281		USD	July 31, 2024	2,606	(16)	(16)	—
Total bilateral loans					12,400	49	(41)	8,849

1)   Private Placement, Swedish Export Credit Corporation (SEK).

2)   Nordic Investment Bank (NIB), R&D project financing.

3)   European Investment Bank (EIB), R&D project financing.